14B. Long Term Borrowing	12 Months Ended
Dec. 31, 2015
ZHEJIANG TIANLAN
Long Term Borrowing
	2015	2014
	RMB’000	RMB’000

Loan borrowed by the Company	170,732	-

(i)	On May 15, 2015, the Company signed a sales and lease back agreement with lessor A with total principal of RMB 66,700,000 and repayable within 5 years. The bank loan is denominated in Renminbi. The bank loan borrowed by the Company as of December 31, 2015 is bear interest at fixed rates 5.27% per annum and is secured by the Company’s machinery A. Interest paid during the year ended December 31, 2015 was approximately RMB 1,719,000 and was incurred in “Cost of revenue” in the Group’s consolidated statements of income.

(ii)	On December 9, 2015, the Company signed a sales and lease back agreement with lessor B with total principal of RMB 87,560,000 and repayable within 5 years. The bank loan is denominated in Renminbi. During the year, the Company received partial amount of RMB 55,232,000. The bank loan borrowed by the Company as of December 31, 2015 is bear interest at fixed rates 4.83% per annum and are secured by the Company’s machinery B and its related franchise, income and account receivables . There is no interest paid during the year ended December 31, 2015.